Corporate debt (Tables)	6 Months Ended
Jun. 30, 2022
Corporate debt [Abstract]
Corporate debt
The breakdown of corporate debt as of June 30, 2022 and December 31, 2021 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Non-current	971,586	995,190
Current	28,505	27,881
Total Corporate Debt	1,000,091	1,023,071

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of June 30, 2022 is as follows:

	Remainder of 2022	Between January and June 2023	Between July and December 2023	2024	2025	2026	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	2	-	9,398	-	-	-	-	9,400
Revolving Credit Facility	-	-	-	8,947	-	-	-	8,947
Commercial Paper	23,791	-	-	-	-	-	-	23,791
2020 Green Private Placement	346	-	-	-	-	300,463	-	300,809
Note Issuance Facility 2020	-	-	-	-	-	-	143,394	143,394
Green Exchangeable Notes	2,082	-	-	-	105,636	-	-	107,718
Green Senior Notes	963	-	-	-	-	-	394,608	395,571
Other bank loans	683	637	2,383	3,045	3,044	669	-	10,461
Total	27,868	637	11,781	11,992	108,680	301,132	538,002	1,000,091

The repayment schedule for the corporate debt as of December 31, 2021 was as follows:

	2022	2023	2024	2025	2026	Subsequent years	Total
2017 Credit Facility	5	8,199	-	-	-	-	8,204
Commercial Paper	24,422	-	-	-	-	-	24,422
2020 Green Private Placement	359	-	-	-	327,081	-	327,440
Note Issuance Facility 2020	-	-	-	-	-	155,814	155,814
Green Exchangeable Notes	2,121	-	-	104,289	-	-	106,410
Green Senior Note	963	-	-	-	-	394,155	395,118
Other bank loans	11	1,895	1,895	1,862	-	-	5,663
Total	27,881	10,094	1,895	106,151	327,081	549,969	1,023,071